Loan and Security Agreement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Schedule of future principal payments under Loan and Security Agreement

Principal
(In thousands)	Payments
2012	$2,375
2013	8,188
2014	13,156
Total	$23,719
Current portion of note payable	6,313
Discount on current portion of note payable	(477)
Current portion of note payable, net of discount	$5,836

Discount on noncurrent portion of note payable	(323)
Note payable, net of current portion and discount	$17,083

Principal payments

2012	$3,188
2013	4,125
2014	5,031

Total	$12,344

Current portion of net payable	3,188
Discount on current portion of note payable	(308)

Current portion of net payable, net of discount	$2,880

Discount on noncurrent portion of note payable	(270)

Note payable, net of current portion and discount	$8,886